Leases - Summary of the undiscounted cash flow of the lease liability (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	¥ 204,514	¥ 208,853
Within 1 year [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	13,244	12,495
Between 1 and 2 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	11,301	11,181
Between 2 and 5 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	30,995	30,541
Over 5 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	¥ 148,974	¥ 154,636